Other payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Payable To Related Parties	¥ 10,025	¥ 4,610
Accrued Expenses	8,820	7,147
Other Taxes Payable	2,811	2,359
Total	¥ 21,656	¥ 14,116